Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions

Sigma Bravo Pty Ltd Acquisition

On November 20, 2017, we acquired 100% of the outstanding common    shares of Sigma Bravo Pty Ltd ("Sigma Bravo"). Sigma Bravo provides software development, training, information management and technical support services as well as operational support to the Australian Defence Force.

The aggregate purchase price of the acquisition was $9 million. We recognized goodwill of $1 million arising from the acquisition, which relates primarily to customer relationships and future growth opportunities to expand services provided to the Australian Defence Force. None of the goodwill is deductible for income tax purposes. The final settlement of the working capital adjustment is expected in the first half of 2018. Accordingly, adjustments to the initial purchase accounting for the acquired net assets will likely be completed during the first half of 2018. This acquisition is reported within our Government Services business segment.

Honeywell Technology Solutions Inc. Acquisition

On September 16, 2016, we acquired 100% of the outstanding common stock of Honeywell Technology Solutions Inc. ("HTSI") from Honeywell International Inc. HTSI provides an array of mission-critical services and customized solutions throughout the world, primarily to U.S. government agencies. This acquisition provides KBR with complete life-cycle service capabilities, including high-end technical engineering and mission support, cyber security and logistics and equipment maintenance within our GS business segment.

The aggregate consideration paid for the acquisition was $300 million, less $20 million of initial working capital adjustments for net cash consideration of $280 million, all of which was funded by an advance on our Credit Agreement (as defined in Note 14 to our consolidated financial statements).

We initially recognized goodwill of $131 million arising from the acquisition, which relates primarily to growth opportunities based on a broader service offering of the combined operations, including HTSI's specialized technical services and KBR's logistical expertise as well as expected cost synergies. Approximately $117 million of the goodwill is deductible for income tax purposes. During the year ended December 31, 2017, we recorded an increase to goodwill of approximately $3 million primarily associated with final working capital settlement and the finalization of various immaterial contingencies. This acquisition is reported within our GS business segment.

Wyle Inc. ("Wyle") Acquisition

On July 1, 2016, we acquired 100% of the equity interests of Wyle from its shareholders, including Court Square Capital Partners and certain officers of Wyle, pursuant to an agreement and plan of merger. Wyle delivers an array of custom solutions for customers in the U.S. Department of Defense, NASA and other federal agencies. Wyle's expertise includes systems and sustainment engineering, program and acquisition management, life science research, space medical operations, information technology and the testing and evaluation of aircraft, advanced systems and networks. The acquisition combines KBR's strengths in international, large-scale government logistics and support operations with Wyle's specialized technical services, largely focused in the contiguous U.S.

The aggregate consideration paid for the acquisition was $600 million, including repayment of outstanding balances under Wyle's credit facility and other transaction expenses, plus $23 million of purchase price adjustments, which resulted in net cash consideration of $623 million. We funded the total cash paid with a $400 million advance on our Credit Agreement and available cash on-hand. See Note 14 to our consolidated financial statements for information related to our Credit Agreement.

We initially recognized goodwill of $483 million arising from the acquisition, which relates primarily to growth opportunities based on a broader service offering of the combined operations, including Wyle's differentiated technical capabilities and KBR's international program management and logistics expertise. Additionally, goodwill relates to the existence of Wyle's skilled employee base and other expected synergies of the combined operations. Approximately $107 million of the goodwill is deductible for income tax purposes. During the year ended December 31, 2017, we recorded an increase to goodwill of approximately $1 million primarily associated with final working capital settlement and the finalization of various immaterial contingencies. This acquisition is reported within our GS business segment.

The following supplemental pro forma consolidated results of operations assume that HTSI and Wyle had been acquired as of January 1, 2015. The supplemental pro forma financial information was prepared based on the historical financial information of HTSI and Wyle and has been adjusted to give effect to pro forma adjustments that are directly attributable to the transaction. The pro forma amounts reflect certain adjustments to amortization expense and interest expense associated with the portion of the purchase price funded by a $700 million advance on our Credit Agreement, and also reflect adjustments to the 2016 results to exclude acquisition related costs as they are nonrecurring and are directly attributable to the transaction.

The supplemental pro forma financial information presented below does not include any anticipated cost savings or expected realization of other synergies associated with the transaction. Accordingly, this supplemental pro forma financial information is presented for informational purposes only and is not necessarily indicative of what the actual results of operations of the combined company would have been had the acquisition occurred on January 1, 2015, nor is it indicative of future results of operations.

	Years ended December 31,
Dollars in millions, except per share data	2016	2015
	(Unaudited)
Revenue	5,129	6,599
Net income (loss) attributable to KBR	(23)	248
Diluted earnings per share	(0.16)	1.72

Chematur Subsidiaries Acquisition

On January 11, 2016, we acquired 100% of the outstanding common stock of three subsidiaries of Connell Chemical Industry LLC (through its subsidiary, Chematur Technologies AB): Plinke GmbH ("Plinke"), Weatherly Inc., ("Weatherly") and Chematur Ecoplanning Oy ("Ecoplanning"). Plinke specializes in proprietary technology and specialist equipment for the purification and concentration of inorganic acids used or produced in hydrocarbon processing facilities. Weatherly provides nitric acid and ammonium nitrate proprietary technologies and services to the fertilizer market. Ecoplanning offers proprietary evaporation and crystallization technologies and specialist equipment for weak acid and base solutions. As a result of this acquisition, we can expand our technology and consulting solutions into new markets while leveraging KBR's global sales and EPC capabilities.

The aggregate consideration paid for the acquisition was $25 million, less $2 million of acquired cash and other adjustments resulting in net cash consideration of $23 million. The consideration paid included an escrow of $5 million that secures the indemnification obligations of the seller and other contingent obligations related to the operation of the business. The escrow was settled in 2017 with $4 million released to KBR and $1 million to the seller. The release to KBR was in excess of the assumed recovery, which resulted in $2 million of gross profit for the Technology business segment during the year ended December 31, 2017.

We recognized goodwill of $24 million arising from the acquisition, which relates primarily to future growth opportunities to extend the acquired technologies outside North America to new customers and in revamping units of the existing customer base globally. None of the goodwill is deductible for income tax purposes. This acquisition is reported within our Technology business segment.

Stinger Ghaffarian Technologies

In February 2018, we entered into a definitive agreement to acquire 100% of the outstanding stock of Stinger Ghaffarian Technologies ("SGT"), a leading provider of high-value engineering, mission operations, scientific and IT software solution in the government services market. SGT has approximately 2,500 employees and is headquartered in Greenbelt, MD. The estimated purchase price is $355 million and the transaction is expected to close in the first half of 2018. The acquisition will become a KBRwyle company and expands our Government Services business in the U.S.

Dispositions

In December 2015, we finalized the sale of our Infrastructure Americas business to Stantec Consulting Services Inc. for net cash proceeds, including working capital adjustments, of $18 million. The sale of this business within our Non-strategic Business segment is consistent with our restructuring plans announced in December 2014. The disposition resulted in a pretax gain of $7 million and is subject to finalization of certain indemnification claims. The gain on this transaction is included under "Gain on disposition of assets" on our consolidated statements of operations.

In June 2015, we sold our Building Group subsidiary to a subsidiary of Pernix Group, Inc., for net cash proceeds, including working capital adjustments, of $23 million. The sale of the Building Group within our Non-strategic Business segment is consistent with our restructuring plans announced in December 2014. The disposition resulted in a pre-tax gain of $28 million and is included under "gain on disposition of assets" on our consolidated statements of operations.